Salaries and employee benefits - Summary of salaries and employee benefits (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses by nature [abstract]
Salaries	S/ 571,343	S/ 567,938	S/ 526,909
Vacations, health insurance and others	81,581	74,924	72,405
Social Security And Pensions	62,637	60,802	55,408
Workers' profit sharing	92,042	59,441	52,829
Severance indemnities	44,447	44,277	41,695
Total	S/ 852,050	S/ 807,382	S/ 749,246